Fair Value of Credit Substitutes (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Pass	₨ 503,187.8	$ 6,122.3	₨ 583,020.2
Non-performing—gross balance	0.0	0.0	0.0
Less: Non-performing losses	0.0	0.0	0.0
Non-performing credit substitutes, net	0.0	0.0	0.0
Total credit substitutes, net	₨ 503,187.8	$ 6,122.3	₨ 583,020.2